Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares available for issuance
Number of shares available for issuance, beginning		7,435,000	12,495,000	15,104,000
Addition (in shares)		0	0	0
Granted (in shares)		(4,642,000)	(5,752,000)	(3,040,000)
Cancelled/expired/forfeited (in shares)		770,000	692,000	431,000
Number of shares available for issuance, ending		3,563,000	7,435,000	12,495,000	15,104,000
Aggregate Intrinsic Value
Total intrinsic value of options exercised		$ 0	$ 4,000,000.0	$ 500,000
Fair value per ordinary share (in dollars per share)		$ 19.12	$ 30.98
Cash received from the exercise of stock option		$ 0	$ 1,313,000	$ 122,000
Unrecognized compensation cost		$ 20,500,000	$ 3,200,000
Expected weighted-average recognition period for unrecognized compensation cost		3 years 1 month 6 days
2014 Plan
Number of shares available for issuance
Addition (in shares)	1,000,000.0
Employee and Non-Employee stock options
Options Outstanding
Outstanding at the beginning of the year (in shares)		387,000	551,000	89,000
Granted (in shares)		2,750,000	0	482,000
Exercised (in shares)		0	(105,000)	(16,000)
Cancelled/expired/forfeited (in shares)		(118,000)	(59,000)	(4,000)
Outstanding at the end of the year (in shares)		3,019,000	387,000	551,000	89,000
Vested and expected to vest at the end of the year (in shares)		2,752,000	351,000
Exercisable at the end of the year (in shares)		172,000	82,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)		$ 32.68	$ 28.85	$ 3.49
Granted (in dollars per share)		21.15	0	32.68
Exercised (in dollars per share)		0	12.70	3.47
Cancelled/expired/forfeited (in dollars per share)		24.12	32.68	30.96
Outstanding at the end of the year (in dollars per share)		22.51	32.68	$ 28.85	$ 3.49
Vested and expected to vest at the end of the year (in dollars per share)		22.54	32.68
Exercisable at the end of the year (in dollars per share)		$ 32.68	$ 32.68
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year		6 years	5 years 7 months 6 days	5 years 9 months 18 days	8 months 12 days
Vested and expected to vest at the end of the year		6 years	5 years 7 months 6 days
Exercisable at the end of the year		4 years 7 months 6 days	5 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at the end of the year				$ 6,683,000	$ 3,799,000
Options granted		2,750,000	0	482,000
Employee and Non-Employee stock options | 2014 Plan
Options Outstanding
Granted (in shares)		2,800,000	0	500,000
Aggregate Intrinsic Value
Options granted		2,800,000	0	500,000
Restricted share units | 2014 Plan
Aggregate Intrinsic Value
Restricted shares units granted (in shares)		1,800,000	5,800,000	2,500,000